Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2016
Registrant Name	DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
Central Index Key	0001171061
Amendment Flag	false
Document Creation Date	Aug. 29, 2016
Document Effective Date	Sep. 01, 2016
Prospectus Date	Sep. 01, 2016
Administrative Shares Prospectus | Dreyfus Institutional Cash Advantage Fund | Administrative Shares
Prospectus:
Trading Symbol	DDTXX
Participant Shares Prospectus | Dreyfus Institutional Cash Advantage Fund | Participant Shares
Prospectus:
Trading Symbol	DPTXX
Institutional Shares Prospectus | Dreyfus Institutional Cash Advantage Fund | Institutional Shares
Prospectus:
Trading Symbol	DADXX
Investor Shares Prospectus | Dreyfus Institutional Cash Advantage Fund | Investor Shares
Prospectus:
Trading Symbol	DIVXX